Stockholders' Deficit - Shares Reserved for Future Issuance (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
For conversion of Series A, Series B, Series B-1 and Series C redeemable convertible preferred stock		13,375,171
Outstanding stock options	2,569,393	2,202,712	1,936,191
Outstanding stock warrants		1,913,675
Possible future issuance under stock option plans		1,167,843
Total common shares reserved for future issuance		18,659,401